Related party transactions - Statement of income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Time charter revenue Hoegh Gallant	$ 141,260	$ 143,095	$ 145,321
Operating expenses
Vessel operating expenses	(28,845)	(24,072)	(30,870)
Interest income from joint ventures	553	605	947
Interest expense and commitment fees to Hoegh LNG	(26,829)	(24,430)	(27,692)
Total	59,995	63,145	52,741
Hegh Gallant [Member]
Revenues
Time charter revenue Hoegh Gallant	43,551	45,274	47,173
Hoegh LNG and Subsidiaries [Member]
Operating expenses
Vessel operating expenses	(15,189)	(21,328)	(24,523)
Hours, travel expense and overhead and Board of Directors' fees	(5,020)	(4,353)	(4,072)
Interest income from joint ventures	376	321	295
Interest expense and commitment fees to Hoegh LNG	(946)	(64)	(1,882)
Total	$ 22,772	$ 19,850	$ 16,991